Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Shares
Outstanding (in shares) | shares	9,000
Exercised (in shares) | shares	(9,000)
Outstanding (in shares) | shares	0
Weighted Average Exercise Price
Outstanding, beginning of period (in USD per share) | $ / shares	$ 18.68
Exercised (in USD per share) | $ / shares	18.68
Outstanding, end of period (in USD per share) | $ / shares	$ 0